Significant transactions (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Assets of disposal group classified as held for sale
(USD millions)	December 31, 2018

Assets of disposal group classified as held for sale

Property, plant and equipment	148

Intangible assets other than goodwill	478

Deferred tax assets	8

Other non-current assets	1

Inventories	165

Other current assets	7

Total	807

Liabilities of disposal group classified as held for sale
(USD millions)	December 31, 2018

Liabilities of disposal group classified as held for sale

Deferred tax liabilities	2

Provisions and other non-current liabilities	4

Provisions and other current liabilities	45

Total	51